SUPPLEMENT TO
THE NORTH CAROLINA
CAPITAL MANAGEMENT
TRUST'S AUGUST 19,1999 PROSPECTUS

Effective June 1, 2000, the following information replaces the first paragraph in the "Fee Table" section beginning on page P-5.

The following table describes the fees and expenses that are incurred when you buy, hold, or sell shares of a fund. The annual fund operating expenses provided below for each fund are based on historical expenses, adjusted to reflect current fees.

Effective June 1, 2000, the following information replaces the similar information found in the "Fee Table" section beginning on page P-5.

ANNUAL FUND OPERATING EXPENSES (PAID FROM FUND ASSETS)

CASH PORTFOLIO  Management feeA              0.17%

                Distribution and Service     0.08%
                (12b-1) fee

                Other expenses               0.00%

                Total annual fund operating  0.25%
                expenses

TERM PORTFOLIO  Management feeA              0.20%

                Distribution and Service     0.08%
                (12b-1) fee

                Other expenses               0.00%

                Total annual fund operating  0.28%
                expenses

A THE MANAGEMENT FEE REPRESENTS THE NET RATE RETAINED BY FMR AFTER PAYMENT MADE TO THE DISTRIBUTOR. THE MANAGEMENT FEES BEFORE PAYMENT MADE TO THE DISTRIBUTOR BY FMR ARE 0.25% AND 0.28% FOR CASH PORTFOLIO AND TERM PORTFOLIO, RESPECTIVELY.

Effective June 1, 2000, the following information replaces the similar information in the "Fee Table" section beginning on page P-5.

CASH PORTFOLIO  1 year    $ 26

                3 years   $ 80

                5 years   $ 141

                10 years  $ 318

TERM PORTFOLIO  1 year    $ 29

                3 years   $ 90

                5 years   $ 157

                10 years  $ 356

Effective June 1, 2000, the following information replaces the thirteenth and fourteenth paragraphs in the "Fund Management" section on page P-18.

Each fund's annual management fee rate is 0.275% of average net assets through $1.0 billion; 0.245% of average net assets in excess of $1.0 billion through $2.0 billion; and 0.215% of average net assets in excess of $2.0 billion.

For the fiscal year ended June 30, 1999, Cash Portfolio paid a management fee of 0.32% of the fund's average net assets, and Term Portfolio paid a management fee of 0.35% of the fund's average net assets. For the fiscal year ended June 30, 1999, each fund's annual management fee rate was 0.350% of average net assets through $1.0 billion; 0.320% of average net assets in excess of $1.0 billion through $2.0 billion; and 0.290% of average net assets in excess of $2.0 billion.

Effective June 1, 2000, the following information replaces the last sentence in the second paragraph in the "Fund Distribution" section beginning on page P-18.

FMR currently pays Sterling, through FDC, a monthly 12b-1 fee according to the following schedule: 0.080% of average net assets through $1.0 billion; 0.080% of average net assets in excess of $1.0 billion through $2.0 billion; and 0.070% of average net assets in excess of $2.0 billion.

SUPPLEMENT TO THE
NORTH CAROLINA CAPITAL MANAGEMENT TRUST'S
AUGUST 19, 1999
STATEMENT OF ADDITIONAL INFORMATION

THE FOLLOWING INFORMATION SUPPLEMENTS THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE S-18.

JAMES GRUBBS MARTIN (64), TRUSTEE (2000), is Vice President of Research (1995) and Chairman of the Research Development Board (1993) for Carolinas Medical Center. Prior to 1993, Dr. Martin served two terms as Governor of North Carolina (1985) and six terms as U.S. Congressman for the 9th District. Currently, he is Chairman of the Global TransPark Foundation, Inc., a trustee of Davidson College, a member of the North Carolina Association for Biomedical Research, and Director of the North Carolina Biotechnology Center. Dr. Martin also serves as a director on the boards of Duke Energy Co. (electricity, natural gas, engineering), J.A. Jones (private construction), Reprogenesis (biotechnology), Family Dollar Stores (discount retailer,
1996), Palomar Medical Technologies, Inc. (laser technology, 1996), and Applied Analytical Industries, Inc. (pharmaceutical product development, 1999).

       DWIGHT D. CHURCHILL (46),    is VICE PRESIDENT of Cash
Portfolio (2000) and Term Portfolio (2000). He serves as President of Fidelity's Fixed-Income Division (2000), Vice President of Fidelity's Money Market Funds (2000), Vice President of Fidelity's Bond Funds, Senior Vice President of FMR (1997), and Vice President of FIMM
(1998). Mr. Churchill joined Fidelity in 1993 as Vice President and Group Leader of Taxable Fixed-Income Investments.

ROBERT A. DWIGHT (4   2    ), TREASURER (2000), is Treasurer of the
Fidelity funds and is an employee of FMR. Prior to becoming Treasurer of the Fidelity funds, he served as President of Fidelity Accounting and Custody Services (FACS). Before joining Fidelity, Mr. Dwight was Senior Vice President of fund accounting operations for The Boston Company.

MARIA F. DWYER (41), DEPUTY TREASURER (2000), is Deputy Treasurer of the Fidelity funds and is a Vice President (1999) and an employee
(1996) of FMR. Prior to joining Fidelity, Ms. Dwyer served as Director of Compliance for MFS Investment Management.

THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE S-18.

       HELEN A. POWERS (74),        TRUSTEE AND CHAIRPERSON OF THE
BOARD.    Prior to Ms. Powers' retirement in April 1990, she served as
Secretary of the North Carolina Department of Revenue (1985-1990). Prior to 1985 she was Senior Vice President of North Carolina National Bank (now Bank of America). She served as a member of the North Carolina Banking Commission (1981-1985). In April 1995, Ms. Powers was reappointed to serve as a member of the North Carolina Banking Commission. Ms. Powers is a trustee of Warren Wilson College (1992) and the North Carolina Community Foundation (1997), a director of Memorial Mission Medical Center (1991) and the Memorial Mission Foundation (1993), for which the New Women's Health Center in
Asheville, N.C. has been designated the     HELEN POWERS WOMEN'S
HEALTH CENTER.

       *FRED L. HENNING, JR. (60),    TRUSTEE (2000), is President of
Fidelity Corporate Services (2000). Mr. Henning joined Fidelity in 1977 as portfolio manager for Fidelity Daily Income Trust Fund. Since then, he has held a number of positions with FMR and its affiliates and has served as an officer of investment companies managed or advised by FMR.

THE FOLLOWING INFORMATION HAS BEEN REMOVED FROM THE "TRUSTEES AND
OFFICERS" SECTION BEGINNING ON PAGE S-18.

       BERTRAM H. WITHAM (80),        TRUSTEE AND CHAIRMAN OF THE
BOARD,    is Chairman and Director of Preferred Lodging Systems
(property management), Director and member of the Executive Committee of Bill Glass Ministries, and Trustee of other funds advised by FMR. Previously, he served as a consultant (Treasurer until his retirement in 1987) to IBM Corp.

RICHARD A. SILVER (52), TREASURER (1997), is Treasurer of the Fidelity funds and is an employee of FMR (1997). Before joining FMR, Mr. Silver served as Executive Vice President, Fund Accounting & Administration at First Data Investor Services Group, Inc. (1996-1997). Prior to 1996, Mr. Silver was Senior Vice President and Chief Financial Officer at The Colonial Group, Inc. Mr. Silver also served as Chairman of the Accounting/Treasurer's Committee of the Investment Company Institute (1987-1993).

LEONARD M. RUSH (53), ASSISTANT TREASURER (1994), is an employee of FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).

   THE FOLLOWING INFORMATION REPLACES THE SIMILAR INFORMATION FOUND IN THE "TRUSTEES AND OFFICERS" SECTION BEGINNING ON PAGE S-18.

   The following table sets forth information describing the compensation of each Trustee of each fund for his or her services for the fiscal year ended June 30, 1999.


COMPENSATION TABLE

Trustees             Aggregate  Compensation from   Aggregate  Compensation from   Total Compensation from the
                     Cash Portfolio*                Term Portfolio*                Fund Complex**

William L. Byrnes+   $ 0                            $ 0                            $ 0

John David Foust     $ 25,268                       $ 732                          $ 26,000

W. Olin Nisbet III+  $ 0                            $ 0                            $ 0

Helen A. Powers      $ 25,268                       $ 732                          $ 26,000

Bertram H. Witham++  $ 25,268                       $ 732                          $ 50,000



   + Messrs. Byrnes and Nisbet, who are "interested persons" of Cash Portfolio and Term Portfolio, do not receive any compensation from Cash Portfolio or Term Portfolio or other investment companies in the Fund Complex for their services as Trustees and are compensated by FMR and Sterling, respectively.

   ++ Mr. Witham served on the Board of Trustees through April 27,
2000.

   * Includes compensation paid to the Trustees by each fund. For the fiscal year ended June 30, 1999, certain of the non-interested trustees' aggregate compensation from a fund includes accrued deferred compensation as follows: Helen A. Powers, $26,000; and Bertram H. Witham, $26,000. The Trustees do not receive any pension or retirement benefits from the funds as compensation for their services as trustees of the funds.

   ** Information is for the calendar year ended December 31, 1998 for 235 funds in the Fund Complex. Prior to his retirement from the Board of Trustees, Mr. Witham was a Director or Trustee of four investment companies in the Fund Complex, including Cash Portfolio and Term Portfolio. Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996 by the other open-end investment companies in the Fund Complex (the "other Open-End Funds"), Mr. Witham may receive payments from the "other Open-End Funds" during his lifetime based on his basic trustee fees and length of service. The obligation of the "other Open-End Funds" to make such payments is neither secured nor funded. Mr. Witham became eligible to participate in the program at the end of the calendar year in which he reached age
72. During the fiscal year ended June 30, 1999, he received $50,000 in payments under that retirement program.

   EFFECTIVE JUNE 1, 2000, THE FOLLOWING INFORMATION REPLACES THE
SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION
BEGINNING ON PAGE S-21.

       MANAGEMENT FEES.    For the services of FMR under each
management contract, each fund pays FMR a monthly management fee at the annual rate of 0.275% of the fund's average net assets through $1.0 billion; 0.245% of the fund's average net assets in excess of $1.0 billion through $2.0 billion; and 0.215% of the fund's average net assets in excess of $2.0 billion, throughout the month.

   EFFECTIVE JUNE 1, 2000, THE FOLLOWING INFORMATION REPLACES THE
SIMILAR INFORMATION FOUND IN THE "MANAGEMENT CONTRACTS" SECTION
BEGINNING ON PAGE S-21.

   During the reporting period, FMR voluntarily modified the breakpoints in the management fee rate schedule on January 1, 1998 to provide for lower management fee rates as assets under management increase and voluntarily reduced the management fee rates on June 1, 2000.

   EFFECTIVE JUNE 1, 2000, THE FOLLOWING INFORMATION REPLACES THE
SIMILAR INFORMATION FOUND IN THE "DISTRIBUTION SERVICES" SECTION
BEGINNING ON PAGE S-23.

   Pursuant to each Plan, FMR pays Sterling, through FDC, a monthly 12b-1 fee at an annual rate according to the following schedule:
0.080% of average net assets through $1.0 billion; 0.080% of average net assets in excess of $1.0 billion through $2.0 billion; and 0.070% of average net assets in excess of $2.0 billion. Average net assets are determined at the close of business on each day throughout the month.

   For the fiscal year ended June 30, 1999, FMR paid Sterling, through FDC, 12b-1 fees of $4,309,638 on behalf of Cash Portfolio and $129,747 on behalf of Term Portfolio. For the fiscal year ended June 30, 1999, pursuant to each Plan, FMR paid Sterling, through FDC, a monthly 12b-1 fee at an annual rate according to the following schedule: 0.150% of average net assets through $1.0 billion; 0.150% of average net assets in excess of $1.0 billion through $2.0 billion; and 0.140% of average net assets in excess of $2.0 billion.